Cambria Global Value ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Austria - 8.9%
ANDRITZ AG	51,709	$4,474,422
AT&S Austria Technologie & Systemtechnik AG (a)	192,529	8,694,991
BAWAG Group AG (b)	31,821	5,182,610
Erste Group Bank AG	45,829	5,948,432
OMV AG	69,396	4,117,054
Raiffeisen Bank International AG	124,119	6,279,292
Verbund AG - Class A	50,247	3,689,771
voestalpine AG	133,817	6,344,819
Wienerberger AG	96,079	3,177,464
		47,908,855

Brazil - 4.7%
Axia Energia	476,816	4,918,786
Banco Santander Brasil SA	550,633	3,799,057
Telefonica Brasil SA	738,647	5,238,004
TIM SA	1,075,332	4,995,842
Vale SA	377,222	6,029,531
		24,981,220

Chile - 8.1%
Banco Itau Chile SA	208,016	5,665,611
Banco Santander Chile	47,717,435	4,198,750
CAP SA (a)	702,000	6,627,719
Cencosud SA	1,056,947	3,537,954
Cia Sud Americana de Vapores SA	61,233,632	3,367,104
Colbun SA	22,579,609	3,741,606
Empresas CMPC SA	2,328,414	3,487,971
Empresas Copec SA	524,142	4,468,670
Enel Americas SA	37,329,552	3,524,783
Quinenco SA	926,647	4,798,505
		43,418,673

Colombia - 10.9%
Celsia SA	3,708,706	5,286,844
Cementos Argos SA	1,420,125	5,370,283
Ecopetrol SA	8,558,683	5,359,465
Grupo Argos SA	993,523	5,095,417
Grupo Cibest SA	239,378	5,374,348
Grupo de Inversiones Suramericana SA	556,803	9,621,216
Grupo Energia Bogota SA ESP	5,244,790	4,653,347
Interconexion Electrica SA ESP	704,891	6,006,147
Mineros SA	2,257,341	11,845,745
		58,612,812

Czech Republic - 8.9%
CEZ AS	151,823	8,732,365
Komercni Banka AS	213,250	12,930,128
Moneta Money Bank AS (b)	1,871,915	18,780,094
Philip Morris CR AS	7,499	7,359,068
		47,801,655

Greece - 0.0%
FF Group (a)(d)	25,214	-

Hong Kong - 8.5%
BOC Hong Kong Holdings Ltd.	808,250	4,266,744
China Overseas Land & Investment Ltd.	2,121,559	3,812,891
China Resources Land Ltd.	1,100,763	4,322,962
CK Asset Holdings Ltd.	876,841	5,145,145
CK Hutchison Holdings Ltd.	644,807	5,220,625
Geely Automobile Holdings Ltd.	1,546,731	3,185,686
Sino Land Co. Ltd.	3,506,827	5,288,005
Swire Pacific Ltd. - Class A	413,870	3,994,547
Swire Properties Ltd.	1,680,764	5,103,330
Wharf Real Estate Investment Co. Ltd.	1,481,725	5,155,244
		45,495,179

Netherlands - 0.7%
JBS NV (a)	248,358	3,904,639

Poland - 9.5%
Alior Bank SA	128,455	4,197,474
Allegro.eu SA (a)(b)	397,444	3,268,594
Asseco Poland SA	80,126	4,884,687
KGHM Polska Miedz SA (a)	106,866	9,988,798
Orange Polska SA	1,426,191	4,622,175
ORLEN SA	193,476	5,878,882
PGE Polska Grupa Energetyczna SA (a)	1,460,661	4,127,508
Powszechny Zaklad Ubezpieczen SA	221,241	4,363,797
Tauron Polska Energia SA (a)	1,951,938	6,037,658
XTB SA (b)	153,611	3,666,257
		51,035,830

Russia - 0.0% (c)
Alrosa PJSC (a)(d)	1,262,976	0	(e)
Gazprom Neft PJSC (a)(d)	334,880	0	(e)
Gazprom PJSC (a)(d)	373,048	0	(e)
Rosneft Oil Co. PJSC (a)(d)	198,016	0	(e)
Sberbank of Russia PJSC (a)(d)	287,609	0	(e)
Severstal PAO (a)(d)	82,992	0	(e)
Unipro PAO (a)(d)	22,421,984	0	(e)
		0	(e)

Singapore - 9.2%
CapitaLand Investment Ltd.	1,874,772	4,539,185
Genting Singapore Ltd.	6,438,778	3,720,228
Jardine Cycle & Carriage Ltd.	184,787	4,617,859
Oversea-Chinese Banking Corp. Ltd.	292,321	4,878,528
Seatrium Ltd.	2,285,277	3,790,531
Sembcorp Industries Ltd.	725,907	3,440,940
Singapore Airlines Ltd.	696,989	3,479,192
Singapore Telecommunications Ltd.	1,284,034	4,633,060
United Overseas Bank Ltd.	129,232	3,887,830
UOL Group Ltd.	824,897	7,029,230
Venture Corp. Ltd.	429,238	5,516,894
		49,533,477

South Africa - 0.2%
Valterra Platinum Ltd.	12,491	1,145,164

Thailand - 7.7%
Bangkok Bank PCL - NVDR	850,623	4,271,363
Central Pattana PCL - NVDR	2,417,903	4,437,753
Central Retail Corp. PCL - NVDR	5,820,607	3,644,238
Charoen Pokphand Foods PCL - NVDR	4,684,306	3,081,682
Global Power Synergy PCL - NVDR	3,548,839	4,003,934
Kasikornbank PCL - NVDR	742,420	4,435,880
Krung Thai Bank PCL - NVDR	5,405,092	4,852,816
Minor International PCL - NVDR	4,823,893	3,510,795
PTT Exploration & Production PCL - NVDR	1,178,777	4,589,232
PTT PCL - NVDR	3,920,787	4,236,668
		41,064,361

Turkey - 8.0%
BIM Birlesik Magazalar AS	286,391	4,372,884
Haci Omer Sabanci Holding AS	1,801,526	4,536,232
Iskenderun Demir ve Celik AS	3,969,667	3,717,084
Pegasus Hava Tasimaciligi AS (a)	567,360	2,654,995
Turk Hava Yollari AO	465,813	3,256,310
Turkcell Iletisim Hizmetleri AS	1,481,648	3,982,906
Turkiye Garanti Bankasi AS	1,293,258	4,796,894
Turkiye Is Bankasi AS - Class C	13,028,254	4,991,163
Turkiye Petrol Rafinerileri AS	1,049,339	5,907,011
Turkiye Sigorta AS	16,402,050	4,601,490
		42,816,969

United Kingdom - 8.3%
Anglo American PLC	108,376	5,053,918
Aviva PLC - Class B (a)	479,498	4,171,602
Barclays PLC	869,223	5,782,847
BP PLC	719,480	4,566,095
Legal & General Group PLC	1,151,784	4,178,076
Lloyds Banking Group PLC	3,752,527	5,594,311
Rio Tinto PLC	58,481	5,391,894
Shell PLC	109,074	4,170,068
Vodafone Group PLC	4,001,010	5,879,893
		44,788,704
TOTAL COMMON STOCKS (Cost $403,415,924)		502,507,538

PREFERRED STOCKS - 3.6%	Shares	Value
Brazil - 2.9%
Axia Energia (a)	125,287	1,262,450
Gerdau SA	1,330,058	5,643,474
Itau Unibanco Holding SA	460,939	3,961,476
Petroleo Brasileiro SA - Petrobras	652,259	4,668,775
		15,536,175

Colombia - 0.7%
Banco Davivienda SA (a)	524,220	3,984,588
TOTAL PREFERRED STOCKS (Cost $13,896,152)		19,520,763

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
United Kingdom - 0.8%
Segro PLC	424,945	4,411,041
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,156,818)		4,411,041

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Money Market Funds – 1.8%
First American Treasury Obligations Fund - Class X, 3.60% (f)	9,780,797	9,780,797
TOTAL SHORT-TERM INVESTMENTS (Cost $9,780,797)		9,780,797

TOTAL INVESTMENTS - 99.8% (Cost $431,249,691)		536,220,139
Other Assets in Excess of Liabilities - 0.2%		952,358
TOTAL NET ASSETS - 100.0%		$537,172,497

Percentages are stated as a percent of net assets.

NVDR - Non-Voting Depositary Receipt PCL - Public Company Limited PJSC - Public Joint Stock Company PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $30,897,555 or 5.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented less than $1 or 0.0% of net assets as of January 31, 2026.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Global Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3(a)		Total
Investments:
Common Stocks	$502,507,538	$–	$0	(b)	$502,507,538
Preferred Stocks	19,520,763	–	–		19,520,763
Real Estate Investment Trusts	4,411,041	–	–		4,411,041
Money Market Funds	9,780,797	–	–		9,780,797
Total Investments	$536,220,139	$–	$0	(b)	$536,220,139

(a)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(b)	Rounds to zero.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of January 31, 2026
(% of Total Investments)
Financials	$163,198,901	31.0	%(a)
Materials	78,919,283	15.0
Utilities	59,426,139	11.3
Real Estate	49,244,787	9.4
Energy	43,493,250	8.3
Industrials	39,654,089	7.5
Communication Services	29,351,882	5.6
Consumer Staples	22,256,228	4.2
Consumer Discretionary	21,798,211	4.1
Information Technology	19,096,572	3.6
	$526,439,342	100.0%
Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.